INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of actual income tax provision for continuing operations

The provision for income taxes consists of the following as of September 30, 2018 and 2017:

	9/30/2018	9/30/2017
FEDERAL
Current	$—	$—
Deferred	—	—
STATE
Current	—	—
Deferred	—	—
TOTAL PROVISION	$—	$—

Schedule of provision for income taxes

The difference between the actual income tax provision versus tax computed at the statutory rate is as follows for the years ended September 30, 2018 and 2017, respectively:

	9/30/2018	9/30/2017
Expected provision (based on statutory rate of 21% in 2018 and 15% in 2017)	$(553,714)	$(854,152)
Effect of:
Increase in valuation allowance	2,696,631	732,562
Non-deductible expense	53,493	121,590
Rate Change	(2,305,270)	—
Other, net	108,860	—
Total actual provision	$—	$—

Schedule of deferred income tax assets and liabilities

Deferred income tax assets and liabilities at September 30, 2018 and 2017 consist of the following:

	9/30/2018	9/30/2017
DEFERRED TAX ASSETS (LIABILITIES)
Net operating losses	$7,131,636	$5,611,276
Exploration costs	(1,503,472)	(931,289)
Oil and natural gas leases	2,192,654	691,336
Stock based compensation	411,287	138,278
Accrued interest and expenses not paid	271,190	246,360
Derivative financial instrument	(57,059)	—
Differences in book/tax depreciation	13,573	7,215
Net deferred tax asset	$8,459,809	$5,763,176
Valuation allowance	(8,459,809)	(5,763,176)
NET DEFERRED TAXES	$—	$—